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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22043

Invesco Dynamic Credit Opportunities Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Invesco Dynamic Credit Opportunities Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2015

invesco.com/us	VK-CE-DCO-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)*			Value

Variable Rate Senior Loan Interests–112.76%(a)(b)

Aerospace & Defense–2.67%

Camp International Holding Co.
First Lien Term Loan	4.75%	05/31/19	$		1,444	$1,450,732
Second Lien Term Loan	8.25%	11/30/19			165	165,840
Consolidated Aerospace Manufacturing, LLC
Term Loan	5.00%	03/27/20			1,057	1,063,706
Term Loan	5.00%	03/27/20			175	176,125
DAE Aviation Holdings, Inc.
Term Loan B-1	5.00%	11/02/18			1,112	1,250,689
Term Loan B-2	5.00%	11/02/18			362	419,346
Element Materials Technology Group US Holdings Inc., Term Loan B	5.00%	08/06/21			530	560,597
IAP Worldwide Services
Revolver Loan(c)	—	07/18/18			1,444	1,383,016
Second Lien Term Loan (Acquired 07/22/14-08/18/14; Cost $1,552,284)	8.00%	07/18/19			1,694	1,575,765
Landmark U.S. Holdings LLC
Canadian Term Loan	4.75%	10/25/19			148	148,829
First Lien Term Loan	4.75%	10/25/19			3,723	3,749,869
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18			2,448	2,422,376
Sequa Corp., Term Loan	5.25%	06/19/17			5,520	4,895,984
Transdigm Inc., Term Loan E(c)	—	05/14/22			7,669	7,628,123
						26,890,997

Air Transport–0.79%

Delta Air Lines, Inc.
Revolver Loan(d)	0.00%	04/20/16			7,019	6,925,859
Revolver Loan(d)	0.00%	10/18/17			1,032	1,004,748
						7,930,607

Automotive–5.45%

Affinia Group Inc., Term Loan B-2	4.75%	04/27/20			1,244	1,356,838
American Tire Distributors, Inc., Term Loan	5.25%	09/01/21			4,285	4,333,972
Autoparts Holdings Ltd., First Lien Term Loan	7.00%	07/29/17			3,010	2,906,982
BBB Industries, LLC
First Lien Term Loan	6.00%	11/03/21			1,395	1,408,905
Second Lien Term Loan	9.75%	11/03/22			610	592,594
Dealer Tire, LLC, Term Loan B	5.50%	12/22/21			1,593	1,613,948
Dexter Axle Co., Term Loan	4.50%	02/28/20			1,862	1,952,675
Federal-Mogul Corp., Term Loan C	4.75%	04/15/21			18,351	18,339,984
Goodyear Tire & Rubber Co., Second Lien Term Loan (c)	—	04/30/19			83	83,426
Henniges Automotive Holdings, Inc., Term Loan	5.50%	06/12/21			1,280	1,286,826
Key Safety Systems, Inc., First Lien Term Loan	4.75%	08/29/21			1,323	1,333,820
Midas Intermediate Holdco II, LLC
Delayed Draw Term Loan	4.50%	08/18/21			139	140,250
Term Loan	4.50%	08/18/21			1,232	1,244,723
RAC Finance (Holdings) Ltd. (United Kingdom), Second Lien Term Loan	8.25%	12/17/22		GBP	5,600	8,701,676
TI Group Automotive Systems, LLC, Term Loan	4.25%	07/02/21			5,111	5,127,314
Transtar Holding Co.
First Lien Term Loan	5.75%	10/09/18			3,463	3,454,648
Second Lien Term Loan	10.00%	10/09/19			1,010	987,218
						54,865,799

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Beverage and Tobacco–1.13%

Adria Group Holding B.V. (Netherlands), Term Loan	9.50%	06/04/18	EUR	6,400	$9,606,281
Winebow Holdings, Inc.
First Lien Term Loan	4.75%	07/01/21	$	1,023	1,018,178
Second Lien Term Loan	8.50%	12/31/21		827	801,822
					11,426,281

Building & Development–1.28%

Braas Monier Building Group S.A. (Germany), Term Loan B	3.95%	10/15/20	EUR	476	529,176
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/20		2,701	2,756,588
Lake at Las Vegas Joint Venture, LLC
Exit Revolver Loan (Acquired 07/15/10-03/31/15; Cost $48,725)(d)	0.00%	02/28/17		49	31,671
PIK Exit Revolver Loan (Acquired 07/15/10-03/31/15; Cost $681,814)(e)	5.00%	02/28/17		682	443,179
Mannington Mills, Inc., Term Loan	4.75%	10/01/21		1,680	1,694,010
Mueller Water Products, Inc., Term Loan B	4.00%	11/25/21		62	62,826
Norrmalm 3 AB (Sweden), Term Loan B-1	4.02%	05/31/21	EUR	333	369,419
Nortek, Inc., Incremental Term Loan 1(c)	—	10/30/20		1,012	1,011,379
Re/Max International, Inc., Term Loan	4.25%	07/31/20		1,314	1,316,831
Realogy Corp., Revolver Loan (d)	0.00%	03/05/18		3,280	3,164,797
Tamarack Resort LLC
PIK Term Loan A (Acquired 03/07/14-03/31/15; Cost $63,222)(e)	8.00%	03/07/16		63	61,460
PIK Term Loan B (Acquired 03/14/14-03/31/15; Cost $75,732)(c)(e)	—	02/28/19		270	0
WireCo WorldGroup Inc., Term Loan	6.00%	02/15/17		1,492	1,497,898
					12,939,234

Business Equipment & Services–13.37%

Accelya International S.A. (Luxembourg)
Term Loan A-1	5.01%	03/06/20		1,365	1,373,658
Term Loan A-2	5.01%	03/06/20		472	475,221
Acosta, Inc., Term Loan B-1	4.25%	09/26/21		3,581	3,596,988
Asurion LLC
Incremental Term Loan B-1	5.00%	05/24/19		3,427	3,445,913
Incremental Term Loan B-2	4.25%	07/08/20		14,643	14,691,177
Second Lien Term Loan	8.50%	03/03/21		14,644	15,032,582
AVSC Holding Corp., First Lien Term Loan(c)	—	01/24/21		554	555,677
Brickman Group Ltd. LLC
First Lien Term Loan	4.00%	12/18/20		822	822,754
Second Lien Term Loan	7.50%	12/17/21		708	716,171
Brock Holdings III, Inc., First Lien Term Loan	6.00%	03/16/17		219	218,813
Caraustar Industries, Inc.
Add on Term Loan B	8.00%	05/01/19		1,749	1,837,985
Term Loan	8.00%	05/01/19		1,797	1,928,353
Checkout Holding Corp.
Second Lien Term Loan	7.75%	04/11/22		2,492	1,956,301
Term Loan B	4.50%	04/09/21		4,076	3,701,553
Connolly, LLC, Second Lien Term Loan	8.00%	05/14/22		2,206	2,222,369
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/19		1,964	1,858,098
Second Lien Term Loan	8.75%	12/21/20		677	596,189
Diamond US Holding LLC, Term Loan B	4.75%	12/17/21		1,560	1,645,619
Dream Secured BondCo AB (Sweden)
PIK Mezzanine Loan	6.75%	08/15/19	EUR	11,591	13,367,003
Revolver Loan (Acquired 05/22/14; Cost $4,229,769)(d)	0.00%	08/15/17	EUR	4,000	4,261,404
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18		1,997	2,089,499
First Data Corp.
Term Loan	3.68%	03/24/18		21,893	21,906,972
Term Loan	3.68%	09/24/18		4,027	4,030,539
Genesys Telecom Holdings, U.S., Inc., Term Loan	4.50%	11/13/20		465	467,614

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Business Equipment & Services–(continued)

Inmar, Inc.
Second Lien Term Loan	8.00%	01/27/22	$	186	$182,487
Term Loan	4.25%	01/27/21		1,041	1,033,665
Intertrust Group Holding B.V. (Netherlands)
Second Lien Term Loan 1	8.00%	04/16/22	EUR	9,000	10,024,717
Second Lien Term Loan 2	8.00%	04/16/22		1,780	1,791,719
Term Loan B-5	4.53%	04/16/21		1,229	1,235,155
Karman Buyer Corp., Second Lien Term Loan	7.50%	07/25/22		1,462	1,480,019
Kronos Inc., Second Lien Term Loan	9.75%	04/30/20		1,237	1,281,350
Learning Care Group (US) No. 2 Inc., Term Loan	5.00%	05/05/21		1,277	1,337,947
LS Deco LLC, Term Loan B (c)	—	05/21/22		1,239	1,248,708
Sensus USA, Inc., First Lien Term Loan	4.50%	05/09/17		92	91,815
SunGard Data Systems Inc., Term Loan C	3.93%	02/28/17		169	169,492
TNS Inc.
First Lien Term Loan	5.00%	02/14/20		1,858	1,950,362
Second Lien Term Loan	9.00%	08/14/20		190	188,836
Trans Union LLC
Revolver Loan(d)	0.00%	04/09/19		1,067	1,057,027
Term Loan B-2(c)	—	04/09/21		5,930	5,920,382
Wand Intermediate I L.P.
First Lien Term Loan	4.75%	09/17/21		1,142	1,150,048
Second Lien Term Loan (Acquired 09/12/14-10/09/14; Cost $812,581)	8.25%	09/19/22		818	826,582
Wash MultiFamily Laundry Systems, LLC
First Lien Term Loan	4.25%	04/21/22		629	632,343
First Lien Term Loan	4.25%	05/04/22		110	110,742
Second Lien Term Loan(c)	—	04/21/23		133	135,167
Second Lien Term Loan(c)	—	05/12/23		23	23,674
					134,670,689

Cable & Satellite Television–1.19%

ION Media Networks, Inc., Term Loan	4.75%	12/18/20		5,643	5,678,736
MCC Iowa, Term Loan J	3.75%	06/30/21		167	167,195
Mediacom Illinois LLC, Term Loan E	3.15%	10/23/17		469	469,091
Virgin Media Investment Holdings Ltd. (United Kingdom)
Term Loan B	3.50%	06/07/20		699	698,676
Term Loan F	3.50%	06/07/23		4,990	4,979,898
					11,993,596

Chemicals & Plastics–4.92%

Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18		2,209	1,965,930
Chemours Co. (The), Term Loan B	3.75%	05/22/22		2,449	2,456,913
Chemstralia Pty Ltd., Term Loan B (Acquired 02/09/15; Cost $2,921,693)	7.25%	02/28/22		3,069	3,084,704
Chromaflo Technologies Corp.
First Lien Term Loan B	4.50%	12/02/19		1,150	1,149,013
Second Lien Term Loan	8.25%	06/02/20		520	508,660
Citadel Plastics Holdings, Inc., Term Loan	5.25%	11/05/20		1,719	1,718,711
Colouroz Investment LLC (Germany)
First Lien Term Loan B-2	4.50%	09/07/21		3,521	3,535,952
Second Lien Term Loan	8.25%	09/06/22	EUR	5,005	5,586,139
Second Lien Term Loan B-2	8.25%	09/06/22		4,065	4,019,269
Term Loan C	4.50%	09/07/21		582	584,534
Eco Services Operations LLC, Term Loan	4.75%	12/04/21		1,246	1,305,729
Ferro Corp., Term Loan (Acquired 07/30/14; Cost $760,856)	4.00%	07/31/21		764	764,255
Gemini HDPE LLC, Term Loan B	4.75%	08/07/21		784	789,613
Ineos Holdings Ltd.
Term Loan	3.75%	05/04/18		485	485,747
Term Loan	4.25%	03/31/22		1,358	1,361,854

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Chemicals & Plastics–(continued)

MacDermid, Inc.
First Lien Term Loan	4.50%	06/07/20	$	6	$5,806
Term Loan B-2	4.75%	06/07/20		1,285	1,294,776
Otter Products, LLC, Term Loan B	5.75%	06/03/20		3,765	3,929,903
Oxea Finance LLC
First Lien Term Loan B-2	4.25%	01/15/20		587	854,057
Second Lien Term Loan	8.25%	07/15/20		3,952	3,659,257
Phillips-Medisize Corp., Second Lien Term Loan	8.25%	06/16/22		416	416,679
Styrolution US Holding LLC, Term Loan B-1	6.50%	11/07/19		4,266	4,330,001
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20		1,040	1,040,950
Trinseo Materials Finance, Inc., Term Loan B	4.25%	10/13/21		847	851,170
Univar Inc., Term Loan B	5.00%	06/30/17		1,571	1,571,271
WNA Holdings, Inc.
Second Lien Term Loan	8.50%	12/07/20		568	565,675
Term Loan	4.50%	06/07/20		753	752,598
Term Loan	4.50%	06/07/20		947	946,583
					49,535,749

Clothing & Textiles–0.62%

ABG Intermediate Holdings 2 LLC
First Lien Term Loan	5.50%	05/27/21		1,878	1,889,392
Second Lien Term Loan	9.00%	05/27/22		901	912,058
Varsity Brands Holding Co., Inc., Term Loan	5.00%	12/11/21		3,240	3,437,925
					6,239,375

Conglomerates–1.07%

Delachaux S.A. (France)
Term Loan B-2	5.25%	10/28/21		1,382	1,391,653
Term Loan B-3	5.25%	10/28/21	GBP	3,500	5,393,345
Epiq Systems, Inc., Term Loan (Acquired 08/23/13-04/24/15; Cost $3,141,397)	4.50%	08/27/20		3,164	3,163,556
Penn Engineering & Manufacturing Corp., Term Loan B	4.50%	08/29/21		834	838,448
					10,787,002

Containers & Glass Products–4.17%

Aenova Holding GmbH (Germany), Second Lien Term Loan	8.50%	08/06/21	EUR	2,750	3,027,891
Berlin Packaging, LLC
Second Lien Term Loan	7.75%	10/01/22		449	455,164
Term Loan	4.50%	10/01/21		1,652	1,655,213
BWAY Holding Co., Term Loan	5.50%	08/14/20		6,726	5,659,667
Charter NEX US Holdings, Inc., Term Loan B	5.25%	02/07/22		719	762,340
Constantia Flexibles Group GmbH (Austria), Delayed Draw Term Loan B	4.75%	04/29/22	EUR	681	752,309
Exopack Holdings S.A, Term Loan	4.50%	05/08/19	EUR	3,935	7,009,956
Hoffmaster Group, Inc.
First Lien Term Loan	5.25%	05/09/20		2,071	2,189,794
Second Lien Term Loan	10.00%	05/09/21		441	438,408
Klockner Pentaplast of America, Inc.
Revolver Loan	4.25%	01/28/20	EUR	5,000	4,995,100
Term Loan	5.00%	04/28/20		326	327,758
Term Loan	5.00%	04/28/20		762	766,954
Term Loan	5.00%	04/28/20	EUR	1,061	1,176,659
Term Loan	5.00%	04/28/20	EUR	939	1,041,292
LA Holding B.V. (Netherlands)
Term Loan A (Acquired 09/15/14; Cost $244,794)	5.88%	04/30/16	EUR	151	165,386
Term Loan B-1A	6.54%	06/18/16	EUR	2,188	2,391,480
Term Loan B-1B	6.54%	06/18/16	EUR	2,355	2,573,466
Term Loan B-1C	6.54%	06/18/16	EUR	768	838,768

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Containers & Glass Products–(continued)

Ranpak Corp.
Second Lien Term Loan	8.25%	10/03/22	$	245	$245,948
Term Loan	4.25%	10/01/21	EUR	2,786	3,087,265
Term Loan B-1	4.25%	10/01/21		362	362,723
Tekni-Plex, Inc.
Second Lien Term Loan	8.75%	06/01/23		759	763,891
Term Loan B-1	4.50%	06/01/22		1,325	1,329,128
					42,016,560

Cosmetics & Toiletries–0.39%

Vogue International LLC, Term Loan B	5.75%	02/14/20		3,834	3,877,138

Drugs–2.73%

BPA Laboratories
First Lien Term Loan	2.78%	07/01/17		1,605	1,327,791
Second Lien Term Loan	2.78%	07/01/17		1,395	1,192,881
Catalent Pharma Solutions, Inc., Term Loan	4.25%	05/20/21		91	91,588
Concordia Healthcare Corp. (Canada), Term Loan	4.75%	04/21/22		1,152	1,373,312
eResearchTechnology, Inc., Term Loan	5.50%	05/08/22		1,729	1,733,096
Millennium Laboratories, LLC, Term Loan B	5.25%	04/16/21		11,536	10,182,089
Valeant Pharmaceuticals International, Inc. (Canada), Series F-1, Term Loan B	4.00%	04/01/22		11,601	11,647,463
					27,548,220

Ecological Services & Equipment–0.12%

ADS Waste Holdings, Inc., Term Loan B-2	3.75%	10/09/19		423	421,618
PSSI Holdings LLC, Term Loan	5.25%	12/02/21		49	49,814
Waste Industries USA, Inc., Term Loan B	4.25%	02/27/20		727	732,157
					1,203,589

Electronic Equipment & Instruments–0.20%

Compuware Corp., Term Loan B-2	6.25%	12/15/21		2,084	2,046,108

Electronics & Electrical–8.33%

4L Technologies Inc., Term Loan	5.50%	05/08/20		6,550	6,488,168
Accuvant Finance LLC, First Lien Term Loan	6.25%	01/28/22		1,401	2,231,075
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/20		1,491	1,501,536
Black Knight InfoServ, LLC, Term Loan B	3.00%	05/27/22		571	575,345
Blackboard Inc., Term Loan B-3	4.75%	10/04/18		1,898	1,899,637
Blue Coat Holdings, Inc., Term Loan	4.50%	05/20/22		1,394	1,398,099
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20		637	626,557
Carros US LLC, Term Loan	4.50%	09/30/21		439	441,022
Compuware Corp., Term Loan B-1	6.25%	12/15/19		734	725,413
DEI Sales, Inc., Term Loan	5.75%	07/13/17		1,508	1,338,058
Deltek, Inc., First Lien Term Loan	4.50%	10/10/18		3,034	3,054,022
EFR Benelux B.V. (Netherlands), Second Lien Term Loan	8.50%	08/06/19	EUR	3,650	3,971,714
Fidji Luxembourg BC4 S.a r.l. (Luxembourg), Term Loan	6.25%	12/24/20		2,095	2,099,123
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/21		1,678	1,774,360
MA Finance Co., LLC, Term Loan C	4.50%	11/20/19		5,231	5,451,281
Mirion Technologies, Inc., Term Loan B	5.75%	03/31/22		2,075	2,194,136
MSC.Software Corp.
First Lien Term Loan	5.00%	05/29/20		904	901,292
Second Lien Term Loan (Acquired 05/28/14; Cost $446,366)	8.50%	06/01/21		450	441,391
Natel Engineering Co., Inc., Term Loan	6.75%	04/02/20		1,449	1,535,302
Oberthur Technologies of America Corp., Term Loan B-1	4.75%	10/18/19	EUR	1,466	1,628,841
Omnitracs, Inc., Term Loan	4.75%	11/25/20		1,234	1,241,981
Peak 10, Inc.
First Lien Term Loan	5.00%	06/17/21		1,193	1,199,864
Second Lien Term Loan	8.25%	06/17/22		416	406,009
Riverbed Technology, Inc., Term Loan B	6.00%	04/24/22		2,552	2,580,769

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Electronics & Electrical–(continued)

RP Crown Parent, LLC
First Lien Term Loan	6.00%	12/21/18	$	9,027	$8,807,558
Second Lien Term Loan	11.25%	12/20/19		707	666,833
Ship Luxco 3 S.a r.l. (Luxembourg), Term Loan C-1	5.75%	11/29/19	GBP	6,000	9,255,823
SkillSoft Corp., Term Loan	5.75%	04/28/21		7,660	7,564,111
TTM Technologies, Inc., Term Loan B	6.00%	05/07/21		4,154	4,135,177
Zebra Technologies Corp., Term Loan B	4.75%	10/27/21		7,339	7,809,601
					83,944,098

Equipment Leasing–0.37%

IBC Capital US LLC
First Lien Term Loan	4.75%	09/09/21		2,782	2,924,353
Second Lien Term Loan	8.00%	09/09/22		798	799,834
					3,724,187

Financial Intermediaries–1.30%

iPayment Inc., Term Loan	6.75%	05/08/17		1,612	1,608,702
MoneyGram International, Inc., Term Loan	4.25%	03/27/20		4,302	4,142,019
RJO Holdings Corp., Term Loan	6.94%	12/10/15		3,354	3,150,378
RPI Finance Trust, Term Loan B-4	3.50%	11/09/20		4,040	2,594,833
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	5.00%	12/17/20	GBP	1,031	1,581,889
					13,077,821

Food & Drug Retailers–2.28%

Albertson’s LLC, Term Loan B-4	5.50%	08/25/21		9,196	9,268,562
Demoulas Super Markets, Inc., Term Loan A (Acquired 11/25/14-05/15/15; Cost $2,395,259)	3.94%	12/09/19		2,293	2,405,368
Pret A Manger (United Kingdom), Term Loan B	5.51%	06/19/20	GBP	6,750	10,329,596
Supervalu Inc., Term Loan	4.50%	03/21/19		998	1,002,669
					23,006,195

Food Products–5.26%

AdvancePierre Foods, Inc.
First Lien Term Loan	5.75%	07/10/17		6,728	6,780,792
Second Lien Term Loan	9.50%	10/10/17		671	680,353
Birds Eye Iglo Group Ltd. (United Kingdom), Term Loan B-2	5.23%	06/30/20	GBP	1,000	1,535,018
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18		2,844	2,851,605
Charger OpCp B.V.
Term Loan B-1	3.50%	07/23/21		4,844	4,864,230
Term Loan B-1	4.25%	07/23/21	EUR	6,000	6,667,560
CSM Bakery Solutions LLC
First Lien Term Loan	5.00%	07/03/20		3,298	3,307,594
Second Lien Term Loan	8.75%	07/03/21		1,411	1,344,297
Del Monte Foods, Inc.
First Lien Term Loan	4.25%	02/18/21		83	79,355
Second Lien Term Loan	8.25%	08/18/21		2,242	1,728,960
Diamond Foods, Inc., Term Loan	4.25%	08/20/18		765	766,820
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18		5,035	5,070,235
Frontier Midco Ltd. (United Kingdom), Term Loan B	5.57%	11/27/20	GBP	1,250	1,739,510
H.J. Heinz Co., Revolver Loan (d)	0.00%	06/07/18		6,837	6,792,754
Hearthside Group Holdings, LLC, Revolver Loan (d)	0.00%	06/02/19		1,478	1,472,809
New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20		4,255	4,324,604
Post Holdings, Inc.
Incremental Term Loan A	3.75%	06/02/21		4	3,529
Revolver Loan(d)	0.00%	01/29/19		2,283	2,273,125
Shearer’s Foods, LLC
First Lien Term Loan	4.50%	06/30/21		439	440,589
Second Lien Term Loan	7.75%	06/30/22		241	240,867
					52,964,606

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Food Service–1.61%

Portillo’s Holdings, LLC
First Lien Term Loan	4.75%	08/02/21	$	1,214	$1,219,063
Second Lien Term Loan	8.00%	08/01/22		319	474,173
Red Lobster Management, LLC, Term Loan	6.25%	07/28/21		1,901	1,921,227
Restaurant Holding Co., LLC, Term Loan (Acquired 02/28/14; Cost $1,591,614)	8.75%	02/28/19		1,641	1,443,979
Steak n Shake Operations, Inc., Term Loan	4.75%	03/19/21		1,386	1,384,747
TMK Hawk Parent, Corp.
First Lien Term Loan	5.25%	10/01/21		1,403	1,411,995
Second Lien Term Loan (Acquired 09/26/14; Cost $640,202)	8.50%	10/01/22		646	652,803
US Foods, Inc., Incremental Term Loan	4.50%	03/31/19		4,323	4,340,845
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/20		6,670	3,326,467
					16,175,299

Forest Products–0.40%

NewPage Corp., Term Loan B	9.50%	02/11/21		2,551	2,198,386
Xerium Technologies, Inc., Term Loan	5.75%	05/17/19		1,787	1,803,844
					4,002,230

Health Care–6.20%

Acadia Healthcare Company, Inc., Term Loan B	4.25%	02/11/22		707	714,447
Accellent Inc.
Second Lien Term Loan	7.50%	03/11/22		1,191	1,147,221
Term Loan	4.50%	03/12/21		3,813	3,798,901
ATI Holdings, Inc., Term Loan	5.25%	12/20/19		1,495	1,674,647
Auris Luxembourg II S.A. (Luxembourg), Term Loan B	5.50%	01/17/22		1,367	1,371,245
CareCore National, LLC, Term Loan B	5.50%	03/05/21		1,368	1,455,583
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19		403	404,324
Community Health Systems, Inc., Term Loan F	3.53%	12/31/18		2,398	2,407,897
Creganna Finance (US) LLC, First Lien Term Loan	5.25%	12/01/21		686	689,397
Creganna Finance LLC, Second Lien Term Loan	9.00%	06/01/22		682	691,044
DJO Finance LLC, Term Loan	4.25%	06/08/20		669	671,516
Drumm Investors LLC, Term Loan	6.75%	05/04/18		763	1,013,377
Eagle Bidco Ltd. (United Kingdom), GBP Term Loan B	5.26%	05/06/22	GBP	1,500	2,322,404
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/22		1,747	1,766,021
Indigo Cleanco Ltd. (United Kingdom), Term Loan B	5.76%	07/08/21	GBP	5,310	10,184,699
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/21		2,337	2,352,078
Knowledge Universe Education LLC, Term Loan	5.25%	03/18/21		1,300	1,309,636
National Surgical Hospitals, Inc., Term Loan	4.50%	04/29/22		1,072	1,073,134
Ortho-Clinical Diagnostics, Inc., Term Loan B	4.75%	06/30/21		7,414	7,333,672
Surgery Center Holdings, Inc.
First Lien Term Loan	5.25%	11/03/20		1,736	1,747,201
Second Lien Term Loan	8.50%	11/03/21		2,399	2,401,894
Surgical Care Affiliates, LLC, Term Loan	4.25%	03/17/22		1,364	1,370,469
Tunstall Group Finance Ltd. (United Kingdom)
Acquisition Facility Loan(d)	0.00%	10/18/19	GBP	4,000	5,165,992
Term Loan B-2	4.64%	10/16/20	EUR	1,000	961,699
Vitalia Holdco S.a r.l. (Switzerland)
Revolver Loan(d)	0.00%	07/25/17	EUR	2,000	2,125,211
Second Lien Term Loan	9.45%	01/25/19	EUR	3,576	3,960,827
Western Dental Services, Inc., Term Loan	6.00%	11/01/18		2,649	2,381,022
					62,495,558

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Home Furnishings–1.16%

Hilding Anders International AB (Sweden)
Jr. Term Loan (Acquired 06/17/14-11/05/14; Cost $171,837)	12.00%	06/30/20	EUR	1,988	$163,783
Second Lien Term Loan	5.52%	06/29/18	EUR	7,250	7,389,363
Mattress Holdings Corp., Term Loan	5.00%	10/20/21	$	2,760	2,797,160
PGT, Inc., Term Loan	5.25%	09/22/21		779	787,022
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/19		528	530,249
					11,667,577

Industrial Equipment–1.30%

Alliance Laundry Systems LLC, Second Lien Term Loan	9.50%	12/10/19		629	634,730
Crosby US Acquisition Corp.
First Lien Term Loan	3.75%	11/23/20		228	550,889
Second Lien Term Loan	7.00%	11/22/21		862	801,998
Distribution International, Inc., Term Loan	6.00%	12/15/21		1,247	1,316,941
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/21		244	246,119
Dynacast International LLC, Second Lien Term Loan (Acquired 01/29/15; Cost $536,878)	9.50%	01/30/23		547	555,620
Filtration Group Corp.
First Lien Term Loan	4.25%	11/21/20		32	32,494
Second Lien Term Loan	8.25%	11/21/21		273	275,224
Gardner Denver, Inc., Term Loan	4.25%	07/30/20		561	549,110
Milacron LLC, Term Loan	4.50%	09/28/20		1,326	1,334,637
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/20		2,303	2,242,136
Tank Holding Corp., Term Loan	5.25%	03/16/22		567	570,441
Unifrax Holding Co.
Term Loan	4.25%	11/28/18		212	211,942
Term Loan	5.25%	11/28/18	EUR	2,458	2,728,607
Virtuoso US LLC, Term Loan	4.75%	02/11/21		1,040	1,042,543
					13,093,431

Insurance–0.46%

Cooper Gay Swett & Crawford Ltd.
First Lien Term Loan	5.00%	04/16/20		1,735	1,621,949
Second Lien Term Loan	8.25%	10/16/20		1,177	1,006,393
York Risk Services Holding Corp., Term Loan	4.75%	10/01/21		2,009	2,001,295
					4,629,637

Leisure Goods, Activities & Movies–4.70%

Alpha Topco Ltd. (United Kingdom)
Second Lien Term Loan	7.75%	07/31/22		4,778	4,803,151
Term Loan B-3	4.75%	07/30/21		7,854	7,868,984
Bright Horizons Family Solutions, Inc., Incremental Term Loan B-1	4.25%	01/30/20		288	290,405
Cinemark USA, Inc., Term Loan	3.00%	05/06/22		649	653,419
Creative Artists Agency, LLC, Term Loan B	5.50%	12/17/21		1,518	1,612,962
CWGS Group, LLC, Term Loan	5.75%	02/20/20		3,910	840,907
Dorna Sports, S.L. (Spain), Term Loan B	3.92%	04/30/21	EUR	2,000	2,223,245
Equinox Holdings Inc.
First Lien Term Loan	5.00%	01/31/20		2,373	2,664,482
Revolver Loan(d)	0.00%	02/01/18		1,047	942,553
Fitness First Finance Ltd. (United Kingdom), Term Loan A-1 (Acquired 04/22/15; Cost $9,803,577)	4.82%	04/14/17	GBP	6,750	9,955,615
Fitness International, LLC, Term Loan B	5.50%	07/01/20		2,924	2,868,878
Infront Finance Luxembourg S.a r.l. (Switzerland)
Term Loan B	5.00%	06/28/19	EUR	3,750	4,128,922
Term Loan D	8.00%	06/26/20	EUR	3,750	4,159,811
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/20		853	863,541
Regal Cinemas Corp., Term Loan	3.75%	04/01/22		1,052	1,057,957
Sabre Industries, Inc., Term Loan	5.75%	02/27/22		265	266,050

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Leisure Goods, Activities & Movies–(continued)

Seaworld Parks & Entertainment, Inc.
Term Loan B-2	3.00%	05/14/20	$	795	$771,153
Term Loan B-3	4.00%	05/14/20		1,394	1,394,807
					47,366,842

Lodging & Casinos–3.73%

Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/21		1,314	1,315,384
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/21		3,797	3,444,534
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/18		3,092	3,087,270
ESH Hospitality, Inc., Term Loan (Acquired 06/06/14-07/11/14; Cost $2,046,154)	5.00%	06/24/19		2,042	2,083,299
Harrah’s Operating Co., Inc.
Term Loan B-4(f)	1.50%	10/31/16		296	283,826
Term Loan B-6(f)	1.50%	03/01/17		4,218	3,963,063
Scientific Games International, Inc.
Incremental Term Loan B-2	6.00%	10/01/21		6,296	5,892,966
Term Loan	6.00%	10/18/20		11,290	14,046,976
Twin River Management Group, Inc., Term Loan	5.25%	07/10/20		3,062	3,216,576
Yonkers Racing Corp., First Lien Term Loan	4.25%	08/20/19		298	293,186
					37,627,080

Nonferrous Metals & Minerals–1.08%

Arch Coal, Inc., Term Loan	6.25%	05/16/18		6,296	4,457,412
Dynacast International LLC, First Lien Term Loan B-1	4.50%	01/28/22		1,799	1,808,327
EP Minerals, LLC, Term Loan	5.50%	08/20/20		500	500,851
Levantina Group (Spain), Term Loan (c)	—	06/30/20	EUR	5,138	1,579,980
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19		3,247	2,557,762
					10,904,332

Oil & Gas–7.29%

American Energy - Marcellus, LLC
First Lien Term Loan	5.25%	08/04/20		2,883	2,229,374
Second Lien Term Loan	8.50%	08/04/21		559	379,409
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19		27	22,886
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/15/20		3,006	2,953,816
CITGO Holding Inc., Term Loan B	9.50%	05/12/18		7,647	6,354,708
CJ Holding Co., Term Loan B-2	7.25%	03/24/22		1,799	1,760,453
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19		1,646	1,641,217
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21		9,169	7,902,411
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/21		3,896	3,531,107
EMG Utica, LLC, Term Loan	4.75%	03/27/20		1,312	1,295,176
Fieldwood Energy LLC, Second Lien Term Loan	8.38%	09/30/20		7,521	6,200,197
Floatel International Ltd., Term Loan	6.00%	06/27/20		3,834	3,094,945
HGIM Corp., Term Loan B	5.50%	06/18/20		5,231	4,441,529
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/21		2,446	2,326,769
McDermott International, Inc., Term Loan	5.25%	04/16/19		939	926,884
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17		2,672	2,579,390
Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 05/05/11; Cost $219,926)	7.00%	11/02/15		215	214,270
Osum Productions Corp. (Canada), Term Loan	6.50%	07/28/20		1,205	1,456,169
Paragon Offshore Finance Co. (Cayman Islands), Term Loan	3.75%	07/18/21		1,417	1,106,575
Petroleum GEO-Services ASA, Term Loan	3.25%	03/19/21		1,950	1,823,127
Samchully Midstream 3 LLC, Term Loan (Acquired 10/14/14; Cost $1,898,933)	5.75%	10/20/21		1,925	1,915,735
Samson Investment Co., Second Lien Term Loan	5.00%	09/25/18		4,011	2,797,452
Seadrill Operating LP, Term Loan	4.00%	02/21/21		10,899	8,962,875
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/21		3,354	3,167,082
Targa Resources Corp., Term Loan B	5.75%	02/25/22		926	934,864
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/22		3,343	3,425,346
					73,443,766

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Publishing–2.24%

Chesapeake US Holdings Inc., Incremental Term Loan	4.25%	09/30/20	$	1,083	$1,080,336
Getty Images, Inc.
Revolver Loan(d)	0.00%	10/18/17		4,247	3,662,812
Term Loan	4.75%	10/18/19		5,013	4,147,576
Harland Clarke Holdings Corp.
Term Loan B-2	5.53%	06/30/17		219	219,953
Term Loan B-4	6.00%	08/04/19		851	855,194
MediMedia USA, Inc., First Lien Term Loan	7.50%	11/20/18		1,598	1,568,189
Merrill Communications LLC, Term Loan	7.00%	03/08/18		4,855	4,855,139
Newsday, LLC, Term Loan	3.69%	10/12/16		1,690	2,795,363
ProQuest LLC, Term Loan	5.25%	10/24/21		3,256	3,396,256
					22,580,818

Radio & Television–2.59%

Block Communications, Inc., Term Loan B	4.25%	11/07/21		703	706,466
Clear Channel Communications, Inc.
Term Loan D	6.94%	01/30/19		11,740	11,008,184
Term Loan E	7.69%	07/30/19		10,078	9,598,070
Gray Television, Inc., Term Loan	3.75%	06/10/21		342	342,743
Media General, Inc., Term Loan B	4.25%	07/31/20		2,593	2,608,124
Sinclair Television Group, Inc., Incremental Term Loan B-1	3.50%	07/30/21		796	797,327
TWCC Holding Corp.
Second Lien Term Loan	7.00%	06/26/20		538	496,508
Term Loan	3.50%	02/13/17		3,395	529,431
					26,086,853

Retailers (except Food & Drug)–8.04%

David’s Bridal, Inc.
Revolver Loan(d)	0.00%	10/11/17		1,848	1,682,038
Term Loan	5.00%	10/11/19		1,454	1,404,453
Eyemart Express, LLC, Term Loan B (c)	—	12/18/21		81	81,365
Fullbeauty Brands, LLC, First Lien Term Loan	4.75%	03/18/21		2,917	2,939,070
Hudson’s Bay Co. (Canada), First Lien Term Loan	4.75%	11/04/20		148	148,966
J. Crew Group, Inc., Term Loan	4.00%	03/05/21		7,183	6,560,613
J.C. Penney Corp., Inc., Term Loan	5.00%	06/20/19		1,553	2,046,336
Jill Holdings LLC, Term Loan	6.00%	05/08/22		693	1,177,693
Lands’ End, Inc., Term Loan B	4.25%	04/04/21		3,575	3,522,416
Men’s Wearhouse, Inc. (The), Term Loan B (c)	—	06/18/21		254	256,035
National Vision, Inc.
First Lien Term Loan	4.00%	03/12/21		2,062	3,389,306
Second Lien Term Loan	6.75%	03/11/22		83	81,398
New Look PLC (United Kingdom), PIK Term Loan (e)	13.50%	11/14/18	GBP	2,742	4,419,415
Nine West Holdings, Inc., Term Loan	4.75%	10/08/19		1,640	1,539,930
Payless, Inc.
Second Lien Term Loan	8.50%	03/11/22		1,222	1,126,542
Term Loan	5.00%	03/11/21		4,174	4,063,423
Pep Boys - Manny, Moe & Jack, Term Loan	4.25%	10/11/18		392	393,583
PetSmart, Inc., Term Loan B-1	4.25%	03/11/22		2,158	2,168,010
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/21		1,514	1,510,027
Savers Inc., Term Loan	5.00%	07/09/19		3,329	3,276,911
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/18		13,839	13,750,186
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19		4,215	4,217,828
Thom Europe S.A.S (France), Revolver Loan(c)	—	12/14/18	EUR	3,500	3,536,526
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/19		7,605	7,265,158
Toys ‘R’ US-Delaware, Inc.
Term Loan A-1	8.25%	10/24/19		1,038	1,033,226
Term Loan A-1	8.25%	10/24/19		1,288	1,281,201
Term Loan B-2	5.25%	05/25/18		152	124,030

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Retailers (except Food & Drug)–(continued)

Vivarte (France), Term Loan	4.00%	10/29/19	EUR	4,814	$5,459,425
Wilton Brands LLC, Term Loan B	7.50%	08/30/18	$	2,640	2,574,340
					81,029,450

Steel–0.17%

TMS International Corp., Term Loan B	4.50%	10/16/20		1,688	1,684,261

Surface Transport–0.74%

Coyote Logistics, LLC, Term Loan	6.25%	03/26/22		1,408	1,420,246
Hertz Corp. (The), LOC	3.75%	03/11/18		849	841,689
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18		1,100	1,105,425
PODS Holding, LLC, Second Lien Term Loan	9.25%	02/02/23		823	837,417
U.S. Shipping Corp., Term Loan	5.50%	04/30/18		2,168	2,170,035
Vouvray US Finance LLC
First Lien Term Loan	5.00%	06/27/21		511	515,350
Second Lien Term Loan	8.50%	12/27/21		586	589,615
					7,479,777

Telecommunications–8.02%

Altice Financing SA (Luxembourg)
Term Loan	5.25%	02/04/22		1,640	1,660,888
Term Loan	5.25%	02/04/22	EUR	2,500	2,782,420
Avaya Inc., Term Loan B-6	6.50%	03/30/18		3,035	7,602,506
Avaya, Inc., Term Loan B-7	6.25%	04/16/20		12,541	11,020,737
Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/22		5,422	5,413,184
Eircom Finco S.a.r.l. (Ireland), Term Loan B-3(c)	—	05/06/22	EUR	5,500	6,038,748
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19		5,813	6,226,739
Fibernet Cable Holdings B.V. (Netherlands), Term Loan C (Acquired 08/29/07; Cost $1,335,786) (f)(g)	0.00%	12/20/15	EUR	980	0
Hargray Communications Group, Inc., Term Loan	5.25%	06/26/19		487	630,198
Level 3 Communications, Inc., Term Loan B-II	3.50%	05/31/22		13,415	14,066,617
LTS Buyer LLC, Second Lien Term Loan	8.00%	04/12/21		74	74,636
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/21		3,052	2,914,759
NTELOS Inc., Term Loan B	5.75%	11/09/19		5,871	5,489,207
Syniverse Holdings, Inc.
Term Loan	4.00%	04/23/19		2,773	2,667,779
Term Loan	4.00%	04/23/19		4,084	3,933,045
U.S. Telepacific Corp., Term Loan	6.00%	11/25/20		4,035	4,049,548
XO Communications, LLC, Term Loan	4.25%	03/17/21		325	325,704
Zayo Group, LLC, Term Loan	3.75%	05/06/21		5,912	5,913,353
					80,810,068

Utilities–5.39%

Aria Energy Operating LLC, Term Loan (c)	—	05/12/22		1,040	1,046,903
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.25%	06/19/16		1,548	1,555,919
Granite Acquisition, Inc.
Second Lien Term Loan	8.25%	12/19/22		1,637	1,679,530
Term Loan B	5.00%	12/19/21		7,193	7,291,571
Term Loan C	5.00%	12/19/21		316	320,330
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/21		1,059	1,057,576
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/21		1,113	1,129,193
Texas Competitive Electric Holdings Co. LLC, DIP Revolver Loan (f)	4.67%	05/05/16		17,778	17,744,889
TPF II Power, LLC, Term Loan	5.50%	10/02/21		8,635	9,230,148
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/20		261	260,882
Viridian Group Holdings Ltd. (Ireland), PIK Term Loan A	13.50%	03/16/20	GBP	8,422	13,016,548
					54,333,489
Total Variable Rate Senior Loan Interests					1,136,098,319

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Bonds and Notes–24.72%

Aerospace & Defense–0.23%

LMI Aerospace, Inc. (h)	7.38%	07/15/19	$	2,358	$2,360,948

Building & Development–1.24%

Aldesa Financial Services S.A. (Luxembourg) (h)	7.25%	04/01/21	EUR	6,550	6,672,310
CMC di Ravenna (Italy) (h)	7.50%	08/01/21	EUR	5,000	5,326,755
Paroc Group Oy (Finland) (h)(i)	5.24%	05/15/20	EUR	500	523,549
					12,522,614

Business Equipment & Services–0.93%

ADT Corp. (The)	6.25%	10/15/21		1,361	1,469,880
First Data Corp. (h)	6.75%	11/01/20		1,225	1,306,156
Iron Mountain, Inc. (h)	6.13%	09/15/22	GBP	4,100	6,611,094
					9,387,130

Cable & Satellite Television–1.61%

Charter Communications Operating LLC	7.00%	01/15/19		0	447
UPC Broadband Holdings, B.V. (Netherlands) (h)	7.25%	11/15/21		2,647	2,888,430
UPC Broadband Holdings, B.V. (Netherlands) (h)	6.88%	01/15/22		212	229,944
Virgin Media Investment Holdings Ltd. (United Kingdom) (h)	5.13%	01/15/25	GBP	2,366	3,652,718
Virgin Media Investment Holdings Ltd. (United Kingdom) (h)	5.50%	01/15/25	GBP	1,962	3,084,934
YPSO Holding SA (France) (h)	5.63%	05/15/24	EUR	5,500	6,350,838
					16,207,311

Chemicals & Plastics–1.27%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/20		6,294	5,963,565
Ineos Holdings Ltd. (h)	6.13%	08/15/18		616	635,250
MacDermid, Inc. (h)	6.00%	02/01/23	EUR	5,475	6,253,720
					12,852,535

Clothing & Textiles–0.18%

SMCP S.A.S. (France) (h)	8.88%	06/15/20	EUR	1,500	1,795,803

Conglomerates–1.08%

CeramTec Acquisition Corp. (h)	8.25%	08/15/21	EUR	4,500	5,448,941
Grupo Isolux Corsan Finance B.V. (Netherlands) (h)	6.63%	04/15/21	EUR	5,950	5,391,281
					10,840,222

Containers & Glass Products–0.53%

Ardagh Glass Finance PLC (h)	6.25%	01/31/19		990	1,015,988
Ardagh Glass Finance PLC (h)	7.00%	11/15/20		178	184,108
Reynolds Group Holdings Inc.	9.88%	08/15/19		1,328	1,414,320
Reynolds Group Holdings Inc.	5.75%	10/15/20		1,563	1,639,196
Reynolds Group Holdings Inc.	6.88%	02/15/21		1,043	1,102,972
					5,356,584

Electronics & Electrical–0.34%

Blackboard Inc. (h)	7.75%	11/15/19		2,234	2,166,980
Blue Coat Holdings, Inc. (h)	8.38%	06/01/23		1,228	1,246,420
					3,413,400

Financial Intermediaries–2.32%

Arrow Global Finance (United Kingdom) (h)(i)	5.29%	11/01/21	EUR	3,000	3,354,867
Cabot Financial S.A. (Luxembourg) (h)	6.50%	04/01/21	GBP	6,800	10,029,361
Lowell Group Financing PLC (United Kingdom) (h)	5.88%	04/01/19	GBP	500	748,916
TMF Group Holdco B.V. (Netherlands) (h)(i)	5.42%	12/01/18	EUR	3,998	4,445,891

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Financial Intermediaries–(continued)

TMF Group Holdco B.V. (Netherlands) (h)	9.88%	12/01/19	EUR	4,000	$4,808,533
					23,387,568

Food & Drug Retailers–0.64%

Adria Group Holding B.V. (Netherlands) (h)(i)	5.24%	08/08/17	EUR	4,000	4,431,026
Ireland Midco Ltd. (United Kingdom) (h)(i)	4.82%	07/15/20	GBP	1,500	1,980,233
					6,411,259

Food Products–0.77%

Chiquita Brands LLC	7.88%	02/01/21	$	203	220,763
Onex Wizard US Acquisition Inc. (h)	7.75%	02/15/23	EUR	6,450	7,554,061
					7,774,824

Forest Products–0.19%

Verso Paper Holdings LLC	11.75%	01/15/19		2,632	1,927,940

Health Care–3.26%

Biomet Inc.	6.50%	08/01/20		652	692,750
Care UK Health & Social Care PLC (United Kingdom) (h)(i)	5.57%	07/15/19	GBP	2,500	3,715,922
Community Health Systems, Inc.	6.88%	02/01/22		590	633,513
DJO Finance LLC	10.75%	04/15/20		3,041	3,177,845
DJO Finance LLC (h)	8.13%	06/15/21		4,688	4,852,080
Groupe Labco S.A. (France) (h)	8.50%	01/15/18	EUR	2,000	2,306,430
IDH Finance PLC (United Kingdom) (h)(i)	5.56%	12/01/18	GBP	1,615	2,468,366
IDH Finance PLC (United Kingdom) (h)	6.00%	12/01/18	GBP	500	783,305
Kinetic Concepts, Inc.	10.50%	11/01/18		1,619	1,748,520
Medi-Partenaires (France) (h)	7.00%	05/15/20	EUR	5,000	5,875,905
Unilabs Subholding AB (Sweden) (h)(i)	7.26%	07/15/18	EUR	1,000	1,098,300
Unilabs Subholding AB (Sweden) (h)	8.50%	07/15/18	EUR	4,750	5,477,772
					32,830,708

Industrial Equipment–0.39%

Galapagos Holding S.A. (Luxembourg) (h)(i)	4.78%	06/15/21	EUR	2,600	2,856,322
Galapagos Holding S.A. (Luxembourg) (h)	7.00%	06/15/22	EUR	1,000	1,068,097
					3,924,419

Insurance–0.87%

Domestic & General Group Ltd. (United Kingdom) (h)(i)	5.57%	11/15/19	GBP	4,000	6,098,316
Domestic & General Group Ltd. (United Kingdom) (h)	6.38%	11/15/20	GBP	1,750	2,714,820
					8,813,136

Leisure Goods, Activities & Movies–1.46%

Corleone Capital Ltd. (United Kingdom) (h)	9.00%	08/01/18	GBP	4,437	7,086,678
Vue Entertainment Investment Ltd. (United Kingdom) (h)(i)	5.26%	07/15/20	EUR	5,000	5,553,280
Vue Entertainment Investment Ltd. (United Kingdom) (h)	7.88%	07/15/20	GBP	1,250	2,068,231
					14,708,189

Lodging & Casinos–0.06%

ESH Hospitality, Inc. (h)	5.25%	05/01/25		611	617,110

Nonferrous Metals & Minerals–0.53%

TiZir Ltd. (United Kingdom) (h)	9.00%	09/28/17		6,200	5,363,000

Oil & Gas–0.56%

Drill Rigs Holdings Inc. (h)	6.50%	10/01/17		4,342	3,875,235
FTS International, Inc. (h)(i)	7.78%	06/15/20		1,645	1,661,450
Seventy Seven Operating LLC	6.50%	07/15/22		126	81,270
					5,617,955

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Publishing–0.55%

Merrill Communications LLC (e)(h)	10.00%	03/08/23	$	5,516	$5,501,891

Radio & Television–0.08%

Sinclair Television Group, Inc.	6.38%	11/01/21		740	786,250

Retailers (except Food & Drug)–1.90%

Claire’s Stores Inc. (h)	9.00%	03/15/19		1,507	1,350,649
Claire’s Stores Inc. (h)	6.13%	03/15/20		1,262	1,052,193
Guitar Center, Inc. (h)	6.50%	04/15/19		3,674	3,347,932
Matalan (United Kingdom) (h)	6.88%	06/01/19	GBP	4,278	6,736,808
New Look Bondco I PLC (United Kingdom) (h)(i)	6.28%	05/14/18	EUR	3,367	3,725,711
New Look Bondco I PLC (United Kingdom) (h)	8.75%	05/14/18	GBP	1,790	2,872,628
Targus Group International, Inc., PIK (Acquired 12/16/09-12/14/14; Cost $5,836,133) (e)(h)(j)(k)	10.00%	06/14/19		2,477	16,350
					19,102,271

Surface Transport–0.46%

Nobina Europe AB (Sweden) (Acquired 04/30/14; Cost $5,568,884)	8.00%	05/13/19	SEK	36,000	4,628,570

Telecommunications–2.51%

Altice Financing SA (Luxembourg) (h)	5.25%	02/15/23	EUR	7,800	8,930,827
Altice Financing SA (Luxembourg) (h)	6.63%	02/15/23		536	556,770
Avaya Inc. (h)	7.00%	04/01/19		1,020	1,017,849
Goodman Networks Inc.	12.13%	07/01/18		4,887	4,373,865
Matterhorn Mobile S.A. (Luxembourg) (h)	4.88%	05/01/23	EUR	2,000	2,151,021
Wind Telecomunicazioni S.p.A. (Italy) (h)	7.00%	04/23/21	EUR	2,250	2,658,021
Windstream Corp.	7.50%	06/01/22		2,709	2,485,507
Windstream Corp.	6.38%	08/01/23		20	16,950
Zayo Group, LLC (h)	6.38%	05/15/25		3,055	3,077,912
					25,268,722

Utilities–0.76%

Abengoa, S.A. (Spain) (h)	5.50%	10/01/19	EUR	2,000	2,048,549
Abengoa, S.A. (Spain) (h)	7.00%	04/15/20	EUR	2,750	2,959,617
Calpine Corp. (h)	6.00%	01/15/22		430	461,175
Calpine Corp. (h)	7.88%	01/15/23		0	161
NRG Energy Inc.	6.63%	03/15/23		1,103	1,163,665
NRG Energy Inc.	6.25%	07/15/22		958	1,008,295
					7,641,462
Total Bonds and Notes					249,041,821

Structured Products–7.32%

Apidos CDO III Ltd. (h)(i)	4.52%	06/12/20		500	492,500
Apidos Cinco CDO (h)(i)	4.53%	05/14/20		930	928,552
Apidos CLO IX (h)(i)	6.37%	07/15/23		2,609	2,614,419
Apidos CLO X (h)(i)	6.53%	10/30/22		3,499	3,507,503
Apidos CLO XI (h)(i)	5.51%	01/17/23		4,830	4,679,328
Apidos CLO XV (h)(i)	5.01%	10/20/25		1,000	937,641
Apidos Quattro CDO (h)(i)	3.88%	01/20/19		421	418,375
Atrium X LLC (h)(i)	4.75%	07/16/25		750	696,290
Avoca CLO XII Ltd. (Italy) (h)(i)	5.51%	10/15/27		1,500	1,595,256
Babson CLO Ltd. 2013-II (h)(i)	4.78%	01/18/25		2,365	2,169,689
Babson Euro CLO 2014-1 B.V. (Netherlands) (h)(i)	4.61%	04/15/27		2,000	2,095,673
Babson Euro CLO 2014-1 B.V. (Netherlands) (h)(i)	5.61%	04/15/27		621	610,351
Carlyle Global Market Strategies CLO 2012-3 (h)(i)	5.78%	10/04/24		623	619,978
Carlyle Global Market Strategies CLO 2013-1 (h)(i)	5.78%	02/14/25		1,200	1,178,986
Centurion CDO 15 Ltd. (h)(i)	2.52%	03/11/21		2,750	2,667,046
Dryden XI-Leveraged Loan CDO 2006 (h)(i)	4.18%	04/12/20		427	424,297
Duane Street CLO 2007-4 (h)(i)	4.53%	11/14/21		407	405,432

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Structured Products–(continued)

Euro Galaxy 2013-3 (Netherlands) (h)(i)	5.20%	01/17/27	$	2,929	$3,202,895
Flagship CLO VI (h)(i)	5.01%	06/10/21		922	922,146
Flagship CLO VI (h)(i)	5.01%	06/10/21		3,085	3,084,056
Halcyon Loan Investors CLO II, Ltd. (h)(i)	3.88%	04/24/21		2,121	2,057,777
ING Investment Management CLO 2012-4, Ltd. (h)(i)	6.03%	10/15/23		4,765	4,744,744
ING Investment Management CLO 2013-3, Ltd. (h)(i)	4.76%	01/18/26		1,573	1,449,129
ING Investment Management CLO III, Ltd. (h)(i)	3.78%	12/13/20		1,842	1,807,124
ING Investment Management CLO IV, Ltd. (h)(i)	4.53%	06/14/22		395	389,363
Keuka Park CLO 2013-1 (h)(i)	4.76%	10/21/24		328	303,006
KKR Financial CLO 2012-1, Ltd. (h)(i)	5.77%	12/15/24		4,900	4,769,983
Madison Park Funding II, Ltd. (h)(i)	5.02%	03/25/20		500	506,095
Madison Park Funding IX, Ltd. (h)(i)	5.52%	08/15/22		450	448,776
Madison Park Funding X, Ltd. (h)(i)	5.53%	01/20/25		1,185	1,185,598
Madison Park Funding XIV, Ltd. (h)(i)	5.03%	07/20/26		1,060	922,330
Madison Park Funding XIV, Ltd. (h)(i)	5.68%	07/20/26		750	705,549
Northwoods Capital X Ltd. 2013-10 (h)(i)	3.88%	11/04/25		692	659,754
Octagon Investment Partners XIV Ltd. (h)(i)	5.50%	01/15/24		1,146	1,101,393
Octagon Investment Partners XIX Ltd. (h)(i)	5.13%	04/15/26		1,639	1,528,433
Octagon Investment Partners XVIII Ltd. (h)(i)	5.53%	12/16/24		2,365	2,281,735
Pacifica CDO VI, Ltd. (h)(i)	4.03%	08/15/21		1,538	1,472,976
Regatta IV Funding Ltd. 2014-1 (h)(i)	5.23%	07/25/26		1,000	932,349
Sierra CLO II Ltd. (h)(i)	3.78%	01/22/21		1,696	1,672,724
Silverado CLO 2006-II Ltd. (h)(i)	4.03%	10/16/20		2,050	1,964,970
Slater Mill Loan Fund, LP (h)(i)	5.78%	08/17/22		3,076	3,058,482
St. James River CLO Ltd. 2007-1 (h)(i)	4.57%	06/11/21		294	290,498
St. Paul’s IV CLO (Ireland) (h)(i)	4.80%	04/25/28		1,500	1,594,844
St. Paul’s IV CLO (Ireland) (h)(i)	6.00%	04/25/28		500	506,427
Symphony CLO VIII, Ltd. (h)(i)	6.25%	01/09/23		3,116	3,147,257
Symphony CLO XI, Ltd. (h)(i)	5.52%	01/17/25		1,030	997,728
Total Structured Products					73,749,457

				Shares

Common Stocks & Other Equity Interests–6.46%

Aerospace & Defense–0.03%

IAP Worldwide Services (h)(l)				331	248,345

Building & Development–0.55%

Axia Acquisition Corp. (Acquired 03/19/10; Cost $1,404,030) (h)(l)				101	660,177
Building Materials Holding Corp. (h)(l)				512,204	3,713,479
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/10; Cost $24,140,508) (h)(l)				2,339	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/10; Cost $285,788) (h)(l)				28	0
Lake at Las Vegas Joint Venture, LLC, Class C, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(l)				117	0
Lake at Las Vegas Joint Venture, LLC, Class D, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(l)				161	0
Lake at Las Vegas Joint Venture, LLC, Class E, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(l)				180	0
Lake at Las Vegas Joint Venture, LLC, Class F, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(l)				202	0
Lake at Las Vegas Joint Venture, LLC, Class G, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(l)				229	0
Newhall Holding Co., LLC Class A (h)(l)				237,569	712,707
Tamarack Resort LLC (Acquired 03/07/14; Cost $0) (h)(l)				10,076	0
WCI Communities, Inc. (l)				18,849	438,239
					5,524,602

Commodity Chemicals–0.00%

LyondellBasell Industries N.V., Class A (k)				344	34,778

Conglomerates–0.01%

Euramax International, Inc. (h)(l)				1,870	140,235

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Shares	Value

Drugs–0.00%

BPA Laboratories, Class A, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (h)(l)	4,658	$0
BPA Laboratories, Class B, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (h)(l)	7,468	0
		0

Financial Intermediaries–0.00%

RJO Holdings Corp. (Acquired 12/10/10; Cost $0) (h)(l)	2,144	21,440
RJO Holdings Corp., Class A (h)(l)	1,142	571
RJO Holdings Corp., Class B (h)(l)	3,333	1,667
		23,678

Leisure Goods, Activities & Movies–1.18%

Metro-Goldwyn-Mayer Inc., Class A (h)(l)	150,602	11,882,498

Lodging & Casinos–0.14%

Twin River Worldwide Holdings, Inc. (h)(l)	41,966	1,414,254

Publishing–0.76%

Affiliated Media, Inc. (h)(l)	87,369	2,621,064
Merrill Communications LLC, Class A (h)(l)	602,134	3,703,124
Tribune Media Co., Class A, (m)	24,258	1,285,674
Tribune Publishing Co. (l)	6,064	90,475
		7,700,337

Retailers (except Food & Drug)–0.00%

Targus Group International, Inc. (Acquired 12/16/09; Cost $0) (h)(j)(l)	62,413	0

Surface Transport–3.79%

Nobina Europe AB (Sweden) (Acquired 10//19/12; Cost $0) (h)(l)	90,358,291	38,150,454

Utilities–0.00%

Bicent Power, LLC, Series A, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0) (h)(l)	2,024	0
Bicent Power, LLC, Series B, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0) (h)(l)	3,283	0
		0
Total Common Stocks & Other Equity Interests		65,119,181

Preferred Stocks–0.01%

Building & Development–0.00%

Tamarack Resort LLC (Acquired 03/07/14; Cost $42,952) (h)(l)	182	35,126
United Subcontractors, Inc. (Acquired 08/02/13; Cost $0) (h)(l)	3	53
		35,179

Financial Intermediaries–0.01%

RTS Investor Corp. (h)(l)	649	42,179
Total Preferred Stocks		77,358

Money Market Funds–2.95%

Liquid Assets Portfolio –Institutional Class (n)	14,850,323	14,850,323
Premier Portfolio –Institutional Class (n)	14,850,323	14,850,323
Total Money Market Funds		29,700,646
TOTAL INVESTMENTS**–154.22% (Cost $1,597,252,730)		1,553,786,782
OTHER ASSETS LESS LIABILITIES–(5.78)%		(58,256,338)
BORROWINGS–(36.03)%		(363,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(12.41)%		(125,000,000)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$1,007,530,444

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

Investment Abbreviations:

CDO	—Collateralized Debt Obligation

CLO	—Collateralized Loan Obligation

DIP	—Debtor-in-possession

EUR	—Euro

GBP	—British Pound Sterling

Jr.	—Junior

LOC	—Letter of Credit

PIK	—Payment in Kind

SEK	—Swedish Krona

Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	This floating rate interest will settle after May 31, 2015, at which time the interest rate will be determined.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 5.

(e)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Lake at Las Vegas Joint Venture, LLC, Exit Revolver Loan	—%	5.00%
New Look PLC, Term Loan	—	13.50
Tamarack Resort LLC, Term Loan A	8.00	8.00
Tamarack Resort LLC, Term Loan B	0.00	6.50
Targus Group International, Inc.	0.00	10.00
(f)	The borrower has filed for protection in federal bankruptcy court.

(g)	Restructuring security not accruing interest income. The value of the security as of May 31, 2015 represented less than 1% of the Fund’s Net Assets.

(h)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $351,602,568, which represented 34.90% of the Fund’s Net Assets.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(j)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of May 31, 2015 was $16,350, which represented less than 1% of the Fund’s Net Assets. See Note 4.

(k)	Security acquired through the restructuring of senior loans.

(l)	Non-income producing securities acquired through the restructuring of senior loans.

(m)	Security acquired as part of a bankruptcy restructuring.

(n)	The money market fund and the Fund are affiliated by having the same investment adviser.

*	Principal amounts are denominated in U.S. dollars unless otherwise noted.

**	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Dynamic Credit Opportunities Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

Invesco Dynamic Credit Opportunities Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Industry Concentration – To the extent that the Fund is concentrated in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Foreign Risk – The Fund may invest in senior loans to borrowers that are organized or located in countries other than the United States. Investment in non-U.S. issuers involves special risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors’ rights, the potential inability to enforce legal judgments and the potential for political, social and economic adversity. Investments by the Fund in non-U.S. dollar denominated investments will be subject to currency risk. The Fund also may hold non-U.S. dollar denominated senior loans or other securities received as part of a reorganization or restructuring. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Invesco Dynamic Credit Opportunities Fund

J.	Other Risks – The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

K.	Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended May 31, 2015, there were transfers from Level 3 to Level 2 of $36,355,964, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $7,566,567, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$1,025,086,306	$111,012,013	$1,136,098,319
Bonds & Notes	—	249,025,471	16,350	249,041,821
Structured Products	—	73,749,457	—	73,749,457
Equity Securities	31,549,812	59,576,516	3,770,857	94,897,185
	31,549,812	1,407,437,750	114,799,220	1,553,786,782
Forward Foreign Currency Contracts*	—	13,428,194	—	13,428,194
Total Investments	$31,549,812	$1,420,865,944	$114,799,220	$1,567,214,976

* Unrealized appreciation.

Invesco Dynamic Credit Opportunities Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2015:

	Value February 28, 2015	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value May 31, 2015
Variable Rate Senior Loan Interests	$106,172,047	$36,484,476	$(8,316,221)	$120,233	$105,956	$(126,737)	$7,426,332	$(30,854,073)	$111,012,013
Bonds & Notes	5,506,850	134,529	—	36,845	—	(159,983)	—	(5,501,891)	16,350
Equity Securities	4,022,743	82,940	(144,533)	—	(3,410,515)	3,079,987	140,235	—	3,770,857
Total	$115,701,640	$36,701,945	$(8,460,754)	$157,078	$(3,304,559)	$2,793,267	$7,566,567	$(36,355,964)	$114,799,220

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2015:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$13,720,811	$(292,617)

Effect of Derivative Investments for the three months ended May 31, 2015

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$ 362,702
Change in Unrealized Appreciation:
Currency risk	6,316,223
Total	$6,778,925

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$423,371,569

Invesco Dynamic Credit Opportunities Fund

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
06/26/15	Goldman Sachs & Co.	USD	18,151,032	EUR	16,255,000	$ 17,858,415	$ (292,617)
06/26/15	Citibank, N.A.	EUR	108,255,000	USD	123,430,186	118,933,418	4,496,768
06/26/15	Goldman Sachs & Co.	EUR	108,000,000	USD	123,176,160	118,653,264	4,522,896
06/26/15	Citibank, N.A.	GBP	44,500,000	USD	69,743,292	68,001,570	1,741,722
06/26/15	Goldman Sachs & Co.	GBP	44,500,000	USD	69,692,167	68,001,570	1,690,597
06/26/15	Citibank, N.A.	SEK	150,000,000	USD	18,236,195	17,600,167	636,028
06/26/15	Goldman Sachs & Co.	SEK	148,000,000	USD	17,998,298	17,365,498	632,800
Total Forward Foreign Currency Contracts—Currency Risk							$13,428,194

Currency Abbreviations:

EUR	—	Euro
GBP	—	British Pound Sterling
SEK	—	Swedish Krona
USD	—	U.S. Dollar

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended May 31, 2015.

	Value 02/28/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 05/31/15	Interest / Dividend Income
Targus International, Inc. – Notes	$152,604	$—	$—	$(136,254)	$—	$16,350	$61,934
Targus International, Inc. – Common Shares	0	—	—	—	—	0	—
Total	$152,604	$—	$—	$(136,254)	$—	$16,350	$61,934

NOTE 5 — Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of May 31, 2015. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount*	Value
David’s Bridal, Inc.	Revolver Loan	$1,848,394	$1,682,038
Delta Air Lines, Inc.	Revolver Loan	7,019,463	6,925,859
Delta Air Lines, Inc.	Revolver Loan	1,032,274	1,004,748
Dream Secured BondCo AB	Revolver Loan	EUR 4,000,000	4,261,404
Equinox Holdings, Inc.	Revolver Loan	1,047,281	942,553
Getty Images, Inc.	Revolver Loan	4,246,739	3,662,812
Hearthside Group Holdings, LLC	Revolver Loan	1,477,841	1,472,809
H.J. Heinz Co.	Revolver Loan	6,837,334	6,792,754
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	48,725	31,671
Post Holdings, Inc.	Revolver Loan	2,282,597	2,273,125
Realogy Corp.	Revolver Loan	3,279,582	3,164,797
Trans Union LLC	Revolver Loan	1,067,235	1,057,027
Tunstall Group Finance Ltd.	Acquisition Facility Loan	GBP 4,000,000	5,165,992
Vitalia Holdco S.a.r.l.	Revolver Loan	EUR 2,000,000	2,125,211
			$40,562,800

* Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Currency Abbreviations:

EUR - Euro

GBP - British Pound Sterling

Invesco Dynamic Credit Opportunities Fund

NOTE 6 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2015 was $398,233,549 and $395,072,215, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$69,833,750
Aggregate unrealized (depreciation) of investment securities	(119,784,984)
Net unrealized appreciation (depreciation) of investment securities	$(49,951,234)
Cost of investments for tax purposes is $1,603,738,016.

NOTE 7 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the three months ended May 31, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,246,739	$3,662,812
Citibank N.A.	21,057,360	20,909,686
Goldman Sachs Lending Partners LLC	10,968,325	10,747,917
Total	$36,272,424	$35,320,415

Invesco Dynamic Credit Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Dynamic Credit Opportunities Fund

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.